Related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Revenue generated	¥ 59,953	¥ 29,564	¥ 26,933
Amount due from related parties	40,935	19,323		$ 6,274
Due to Related Parties, Current	44,997	6,796		$ 6,896
Alibaba Group Holding Limited [Member]
Related Party Transaction [Line Items]
Amount due from related parties	16,919	17,218
Due to Related Parties, Current	36,114	887
Alibaba Group Holding Limited [Member] | Marketing and Platform Service [Member]
Related Party Transaction [Line Items]
Fees paid	671,468	655,614	518,299
Alibaba Group Holding Limited [Member] | Logistic Service [Member]
Related Party Transaction [Line Items]
Fees paid	88,962	92,887	79,182
Alibaba Group Holding Limited [Member] | Warehousing Service Revenue [Member]
Related Party Transaction [Line Items]
Revenue generated	1,295	21,539	23,698
Alibaba Group Holding Limited [Member] | Store Operation Service [Member]
Related Party Transaction [Line Items]
Revenue generated	21,418	29	0
Alibaba Group Holding Limited [Member] | Commission Fees [Member]
Related Party Transaction [Line Items]
Fees paid	625	245	0
Ahead (Shanghai) Trade Co., Ltd [Member] | Store Operation Service [Member]
Related Party Transaction [Line Items]
Revenue generated	0	4	10
Ahead (Shanghai) Trade Co., Ltd [Member] | Commission Fees [Member]
Related Party Transaction [Line Items]
Fees paid	0	298	666
Amounts due from BCJ [Member] | Logistic Service [Member]
Related Party Transaction [Line Items]
Fees paid	0	2,700	3,157
Beijing Pengtai Baozun Ecommerce Co Ltd [Member]
Related Party Transaction [Line Items]
Amount due from related parties	877	832
Beijing Pengtai Baozun Ecommerce Co Ltd [Member] | Purchase of Product [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	0	0	13,994
Beijing Pengtai Baozun Ecommerce Co Ltd [Member] | I T Service [Member]
Related Party Transaction [Line Items]
Revenue generated	4,296	4,053	0
Hangzhou Juxi Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	6,215	5,909
Hangzhou Juxi Technology Co., Ltd [Member] | Outsourcing Labor Cost [Member]
Related Party Transaction [Line Items]
Fees paid	17,996	7,326	0
Signify Lighting Technology (Shanghai) Co., Ltd [Member]
Related Party Transaction [Line Items]
Amount due from related parties	17,054	0
Signify Lighting Technology (Shanghai) Co., Ltd [Member] | Warehousing Service Revenue [Member]
Related Party Transaction [Line Items]
Revenue generated	8,078	0	0
Signify Lighting Technology (Shanghai) Co., Ltd [Member] | Store Operation Service [Member]
Related Party Transaction [Line Items]
Revenue generated	20,735	0	0
Signify Lighting Technology (Shanghai) Co., Ltd [Member] | I T Service [Member]
Related Party Transaction [Line Items]
Revenue generated	429	0	0
Shanghai Kewei E-commerce Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties	3,077	0
Shanghai Kewei E-commerce Co., Ltd. [Member] | Marketing and Platform Service [Member]
Related Party Transaction [Line Items]
Fees paid	2,141	0	0
Shanghai Kewei E-commerce Co., Ltd. [Member] | Store Operation Service [Member]
Related Party Transaction [Line Items]
Revenue generated	3,702	0	0
Shanghai Misako E-commerce Limited [Member]
Related Party Transaction [Line Items]
Amount due from related parties	0	1,273
Shanghai Misako E-commerce Limited [Member] | Store Operation Service [Member]
Related Party Transaction [Line Items]
Revenue generated	0	1,239	68
Hangzhou Baichen Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	844	0
Hangzhou Baichen Technology Co., Ltd. [Member] | Marketing and Platform Service [Member]
Related Party Transaction [Line Items]
Fees paid	3,849	0	0
Zunrui (Nantong) E-commerce Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties	3,008	0
Zunrui (Nantong) E-commerce Co., Ltd. [Member] | Outsourcing Labor Cost [Member]
Related Party Transaction [Line Items]
Fees paid	3,976	0	0
Jiangsu Shanggao Supply Chain Co., Ltd [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	1,824	0
Jiangsu Shanggao Supply Chain Co., Ltd [Member] | Logistic Service [Member]
Related Party Transaction [Line Items]
Fees paid	¥ 5,810	¥ 0	¥ 0